Revenue	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Revenue
6.	Revenue
Three months ended June 30,			Six months ended June 30,
	2018	2017	2018	2017
Zinc concentrate sales	$74,834	$43,802	$158,152	$110,082
Zinc concentrate mark-to-market adjustments	(12,219)	(4,096)	(14,871)	(2,524)
Zinc concentrate by-product sales	113	210	1,707	7,324
Zinc concentrate treatment charges	(1,234)	(1,599)	(2,395)	(7,582)
Total revenue from zinc concentrate contracts	61,494	38,317	142,593	107,300
Copper concentrate sales	13,470	19,737	37,509	19,737
Copper concentrate mark-to-market adjustments	(171)	686	(706)	686
Copper concentrate by-product sales	3,439	5,864	8,762	5,864
Copper concentrate treatment and refining charges	(1,822)	(3,303)	(5,002)	(3,303)
Total revenue from copper concentrate contracts	14,916	22,984	40,563	22,984
Other	-	4,790	-	7,454
	$76,410	$66,091	$183,156	$137,738

Mark-to-market adjustments on sales of zinc and copper concentrates consist of provisional and final pricing adjustments, as well as physical quantity adjustments, made prior to the finalization of the sales contract. Other revenue in 2017 consists of stockpiled gold and silver bearing ore shipped directly to buyers.

The Company’s sales contracts are provisionally priced with provisional pricing periods lasting typically one to four months with provisional pricing adjustments recorded to revenue as market prices vary. The Company’s products are transferred to its customers as at a point in time. As at June 30, 2018, a 10% change to the underlying metals prices would result in a change in revenue and accounts receivable of $9,533, based on the total quantities of metals in sales contracts for which the provisional pricing periods were not yet closed.